Net Sales by Geographical Area (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales	$ 2,519.5	$ 2,184.5	$ 2,291.5	$ 2,174.1	$ 2,353.7	$ 2,208.0	$ 2,383.0	$ 2,295.8	$ 9,169.6	$ 9,240.5	$ 8,803.4
Asia
Segment Reporting Information [Line Items]
Net sales									3,077.4	3,097.9	2,974.1
China
Segment Reporting Information [Line Items]
Net sales									1,523.7	1,521.6	1,405.5
Japan
Segment Reporting Information [Line Items]
Net sales									668.0	687.7	688.2
Rest of Asia
Segment Reporting Information [Line Items]
Net sales									885.7	888.6	880.4
Continents of North and South America
Segment Reporting Information [Line Items]
Net sales									3,264.8	3,099.4	2,943.6
Europe
Segment Reporting Information [Line Items]
Net sales									$ 2,827.4	$ 3,043.2	$ 2,885.7